Deposits (Scheduled Maturities) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Scheduled maturities of time deposits
2021	$ 1,971,433,000
2022	141,388,000
2023	28,781,000
2024	11,205,000
2025	681,000
Thereafter	53,000
Total time, certificates of deposit	2,153,541,000	$ 2,012,300,000
Time Deposits 250,000 or exceed	250,000	$ 1,085,404,000	$ 929,860
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	606,807,000
Due after 3 months and within 6 months	385,859,000
Due after 6 months and within 12 months	498,626,000
Due after 12 months	129,792,000
Total	$ 1,621,084,000